FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about financial instruments [abstract]
Disclosure of derivative financial instruments
	December 31
	2025	2024
	USD thousands

Derivatives presented under current assets
Forward exchange contracts used for hedging	1,178	40

Total	1,178	40

Disclosure of maximum exposure to credit risk
	December 31
	2025	2024
	USD thousands

Cash and cash equivalents	133,308	187,068
Trade receivables, net (a)	196,101	217,960
Other receivables	1,771	870
Long term deposit	918	738

	332,098	406,636

Disclosure of trade receivables
	Allowance for Doubtful debts
	2025	2024
	USD thousands

Balance at January 1	18,502	17,423
Allowance for doubtful debts expenses (income)	(7,593)	1,678
Write-off	(1,976)	(358)
Exchange rate difference	58	(241)

Balance at December 31	8,991	18,502

Disclosure of sensitivity analysis
	2025		2024
NIS/USD	+10%	-10%	+10%	-10%
	USD thousands

Profit / (Loss)	566	(566)	454	(454)
Increase / (Decrease) in Shareholders’ Equity	567	(567)	455	(455)

Disclosure of financial asset measured at fair value through profit or loss under level 3

	2025	2024
	USD thousands
Financial assets measured at fair value:
Investment in shares:
Fair value as of January 1,	25,000	25,000
Current year investments	20,000	-

Fair value as of December 31,	45,000	25,000